CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (37,052)	$ (13,551)	$ (8,803)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	3,476	2,383	1,404
Amortization of operating lease right-of-use assets	40	0	0
Deferred income taxes	(5,172)	(457)	(350)
Share-based compensation expenses	600	534	741
Provision for loan losses and interest receivables	194	0	0
Impairment loss of intangible assets	18,893	0	0
Impairment loss of property, plant and equipment	60	385	0
Impairment loss of goodwill	20,556	10,330	5,618
(Reversal) allowance for guarantee	(974)	157	0
Gain on disposal of a subsidiary	(3)	(263)	0
(Gain) loss on change in fair value of warrant derivative liability	(33)	(394)	150
Change in operating assets
Accounts receivable, trade	(25)	(12)	119
Loans receivable	3,190	(36,396)	0
Other receivables and prepayments	301	(343)	(187)
Interest receivable	(1,188)	1	0
Advances to suppliers	0	179	(179)
Change in operating liabilities
Accounts payable, trade	1	5	(1)
Other payables and accrued liabilities	(120)	1,104	(100)
Operating lease liabilities	(38)	0	0
Taxes payable	406	186	(6,413)
Net cash provided by / (used in) continuing operations	3,112	(36,152)	(8,001)
Net cash provided by (used in) by discontinued operations	3	(22)	24
Net cash provided by / (used in) operating activities	3,115	(36,174)	(7,977)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment from an unrelated party	0	0	6,457
Advance to a related party	5,835	0	0
Purchase of property and equipment	(697)	(2,442)	0
Proceeds from acquisition of a subsidiaries	75	1,983	943
Settlement of a promissory note for acquisition of a subsidiary	0	(3,533)	0
Proceeds from disposal of a subsidiary	8,987	0	0
Deposits paid for acquisition of a subsidiary	(21,795)	(6,410)	0
Net cash (used in) provided by continuing operations	(19,265)	(10,402)	7,400
Net cash from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	(19,265)	(10,402)	7,400
CASH FLOWS FROM FINANCING ACTIVITIES:
New bank loan raised	6,410	200	0
Repayment of bank borrowings	(200)	0	0
Proceeds from convertible notes	0	5,780	0
Proceeds from exercise of warrants	0	175	0
Proceeds from shares issuance	0	49,991	3,091
Proceeds from other loan from unrelated party, unsecured	701	0	2,172
Advances from a director	21	0	0
Repayment to a director	(4)	0	0
Advances from other party	32	0	0
Advances from unrelated parties	4	0	283
Repayment to an unrelated party	0	0	(221)
Net cash provided by continuing operations	6,964	56,146	5,325
Net cash from discontinued operations	0	0	0
Net cash provided by financing activities	6,964	56,146	5,325
(DECREASE) INCREASE IN CASH	(9,186)	9,570	4,748
Cash and Pledged bank deposits, beginning of year	14,347	4,777	29
Cash and Pledged bank deposits, end of year	5,161	14,347	4,777
Analysis of Cash and Pledged bank deposits
Included in cash and cash equivalents per consolidated balance sheets	5,161	14,342	4,752
Included in assets of discontinued operations	0	5	25
Cash and Pledged bank deposits, end of year	5,161	14,347	4,777
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	106	0	0
Cash paid for income taxes	130	0	6,413
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition of subsidiaries	5,242	8,188	4,679
Cancellation of 2018 Notes (Notes 3 and 15)	$ 3,480	$ 0	$ 0